Gabelli Media Mogul Fund

Schedule of Investments — June 30, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 92.0%
	Content Creation and Aggregation — 56.9%
4,000	Borussia Dortmund GmbH & Co. KGaA	$25,953
9,500	Discovery Inc., Cl. C†	182,970
5,000	GCI Liberty Inc., Cl. A†	355,600
8,000	Grupo Televisa SAB, ADR†	41,920
7,500	iHeartMedia Inc., Cl. A†	62,625
14,000	ITV plc.	12,955
14,000	Liberty Latin America Ltd., Cl. C†	132,160
15,100	Liberty Media Corp.- Liberty Braves, Cl. C†	298,074
8,000	Liberty Media Corp.- Liberty Formula One, Cl. A†	233,440
12,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	413,400
2,700	Live Nation Entertainment Inc.†	119,691
650	Madison Square Garden Entertainment Corp.†	48,750
650	Madison Square Garden Sports Corp.†	95,479
16,000	Sirius XM Holdings Inc.	93,920
3,250	ViacomCBS Inc., Cl. B	75,790

		2,192,727

	Digital Marketing and Retail — 6.9%
14,000	Liberty TripAdvisor Holdings Inc., Cl. A†	29,820
25,000	Qurate Retail Inc., Cl. A†	237,500

		267,320

	Diversified Consumer Services — 2.6%
720	Expedia Group Inc.	59,184
1,700	Facebank Group Inc.†	17,765
2,000	Trine Acquisition Corp.†	22,400

		99,349

	Financial Services — 2.6%
350	LendingTree Inc.†	101,335

	Telecommunication Services — 4.1%
1,000	AT&T Inc.	30,230
6,500	Loral Space & Communications Inc.	126,880

		157,110

Shares		Market Value

	Telecommunications — 0.2%
3,000	Megacable Holdings SAB de CV	$8,802

	TV and Broadband Services — 17.3%
1,500	Altice USA Inc., Cl. A†	33,810
250	Charter Communications Inc., Cl. A†	127,510
2,200	Liberty Broadband Corp., Cl. A†	268,818
8,000	Liberty Global plc, Cl. C†	172,080
1,600	Telenet Group Holding NV	65,864

		668,082

	Wireless Telecommunication Services — 1.4%
500	T-Mobile US Inc.†	52,075

	TOTAL COMMON STOCKS	3,546,800

	PREFERRED STOCKS — 2.8%
	Content Creation and Aggregation — 2.8%
4,100	GCI Liberty Inc.,,
	7.000%, Ser. A	107,461

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 5.2%
$ 200,000	U.S. Treasury Bills, 0.125% to 0.128%††, 07/23/20 to 08/20/20	199,976

	TOTAL INVESTMENTS — 100.0% (Cost $4,089,169)	$3,854,237

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt